Organization and Basis of Presentation and Business	12 Months Ended
Dec. 31, 2012
Organization and Basis of Presentation and Business

Note 1. Organization and Basis of Presentation and Business

Organization and basis of presentation

AVG Technologies N.V. is a limited liability company (Naamloze Vennootschap) incorporated under Dutch law by deed of incorporation dated March 3, 2011, under the name AVG Holding Coöperatief U.A. (“AVG Coop”). AVG Technologies N.V. began trading on February 2, 2012 on the New York Stock Exchange under the ticker symbol “AVG”.

On March 3, 2011, the shareholders of the predecessor AVG Technologies N.V. (“predecessor AVG”) transferred all of their shares in predecessor AVG to AVG Coop. As a result of this transaction, AVG Coop became the sole shareholder of the predecessor AVG. In exchange for the shares in the predecessor AVG transferred to AVG Coop, the members received an interest in AVG Coop equal to the capital contributed. On November 25, 2011, AVG Coop entered into a legal merger with predecessor AVG, the entity ceasing to exist, and AVG Coop was converted into a public company with limited liability and changed its name to AVG Technologies N.V. Upon this conversion, the membership rights held by the members of AVG Coop were converted into the same class and number of shares that were previously transferred by the shareholders of predecessor AVG to AVG Coop.

Predecessor AVG, the entity ceasing to exist, was a limited liability company incorporated in the Netherlands on August 16, 2005 under the name Grisoft International B.V.

The accompanying consolidated financial statements include the financial statements of AVG Technologies N.V. and its wholly owned subsidiaries (collectively, the “Company,” or “AVG”).

Business

The Company is primarily engaged in the development and sale of online service solutions and internet security software branded under the “AVG” name.

As of December 31, 2012, AVG Technologies N.V. was the parent company of the following direct and indirect subsidiaries:

Name of subsidiary	Place of incorporation
AVG Technologies USA Inc.	Delaware, United States
AVG Technologies CZ, s.r.o.	Czech Republic
AVG Technologies UK Ltd	United Kingdom
AVG Exploit Prevention Labs, Inc.	Delaware, United States
AVG Technologies GER, GmbH.	Germany
AVG Technologies FRA SAS (renamed from SQUARE, SAS)	France
AVG Technologies HK, Limited	Hong Kong, China
AVG (Beijing) Internet Security Technologies Company Limited	China
AVG Mobile Technologies Ltd	Israel
AVG Netherlands B.V.	Netherlands
AVG Ecommerce CY Ltd	Cyprus
AVG Technologies Israel Ltd (renamed from iMedix Web Technologies Ltd)	Israel
AVG Technologies Holdings B.V.	Netherlands
TuneUp Software GmbH	Germany
TuneUp Corporation Inc.	Florida, United States
AVG Distribution Switzerland AG	Switzerland
OpenInstall, Inc.	California, United States
AVG Technologies AU Pty Ltd. (incorporated August 1, 2012)	Australia
GAVT CZ a.s. (acquired November 8, 2012)	Czech Republic

On November 15, 2012, TuneUp Software GmbH merged with its 100% subsidiary TuneUp Distribution GmbH, as a result of which TuneUp Distribution GmbH ceased to exist. The other 100% subsidiary of TuneUp Software GmbH, TuneUp Corporation in Florida, United States, is in the process of liquidation.